Consolidated Statements of Earnings (Loss) and Comprehensive Gain (Loss) (CAD)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenue (note 13)	23,686,351	25,356,570	24,446,569
Expenses
Network delivery	4,313,913	5,376,920	6,672,583
Software development	11,218,227	8,162,595	7,566,227
General and administration	4,096,764	4,021,971	4,893,640
Sales and marketing	927,860	896,791	1,202,699
Amortization of intangible assets	858,354	2,550,452	3,243,359
Amortization of property and equipment	2,036,953	2,368,539	2,770,357
Total Operating Expenses	23,452,071	23,377,268	26,348,865
Earnings (loss) from operations before the undernoted	234,280	1,979,302	(1,902,296)
Realized foreign exchange (loss) gain	(53,218)	(119,561)	115,526
Unrealized foreign exchange (loss) gain	(71,930)	304,331	435,467
Interest income	0	642	8,759
Interest expense - capital lease	(5,536)	(75,850)	(120,696)
Interest expense - other	(63)	(1,839)	(99,255)
Loss on disposal of property and equipment	(117,306)	(40,085)	(56,171)
Loss on settlement of asset retirement obligation (note 10)	0	(4,810)	0
Total Nonoperating Income Expense	(248,053)	62,828	283,630
(Loss) earnings before income taxes	(13,773)	2,042,130	(1,618,666)
Current income tax (expense) (note 11)	0	(11,892)	0
Future income tax benefit (expense) (note 11)	1,114,949	4,821,756	(151,000)
Net earnings (loss)	1,101,176	6,851,994	(1,769,666)
Other comprehensive loss:
Unrealized foreign exchange loss on translation of self- sustaining foreign operations	(26,392)	(510,342)	(652,661)
Comprehensive gain (loss)	1,074,784	6,341,652	(2,422,327)
Earnings (loss) per share (note 12i)
Basic (in dollars per share)	0.03	0.20	(0.05)
Fully diluted (in dollars per share)	0.03	0.20	(0.05)